PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Reclassified to other receivables	$ 505
Current
Balance in the beginning	4,180	$ 4,755
Additions/(recoveries), Capital	7,751	11,477
Reclassifications	6,668	4,710
Payments	(15,701)	(15,809)
RECPAM and currency translation adjustments	(264)	(953)
Balance at the end	2,634	4,180
Non-current
Balance in the beginning	18,650	21,940
Additions/(recoveries), Capital	5,228	4,994
Additions/(recoveries), Interest	1,897	3,185
Reclassifications	(6,668)	(4,710)
RECPAM and currency translation adjustments	(7,453)	(6,759)
Balance at the end	11,654	18,650
Total provisions
Total provisions in the beginning	22,830	26,695
Additions/(recoveries), Capital	12,979	16,471
Additions/(recoveries), Interest	1,897	3,185
Payments	(15,701)	(15,809)
"RECPAM and currency translation adjustments	(7,717)	(7,712)
Total provisions at the end	14,288	22,830
Other information
Additions/(recoveries), Capital, charged to other operating expenses	11,892	15,381
Other Receivables Charges	9
Additions/(recoveries), Capital, charged to rights of use assets	1,078	1,090
Provision
Current
Balance in the beginning	4,180	4,755
Additions/(recoveries), Capital	7,751	11,477
Reclassifications	6,668	4,710
Payments	(15,701)	(15,809)
RECPAM and currency translation adjustments	(264)	(953)
Balance at the end	2,634	4,180
Non-current
Balance in the beginning	11,901	13,172
Additions/(recoveries), Capital	4,150	3,904
Additions/(recoveries), Interest	1,897	2,795
Reclassifications	(6,668)	(4,710)
RECPAM and currency translation adjustments	(4,774)	(3,260)
Balance at the end	6,506	11,901
Asset retirement obligations
Non-current
Balance in the beginning	6,749	8,768
Additions/(recoveries), Capital	1,078	1,090
Additions/(recoveries), Interest		390
RECPAM and currency translation adjustments	(2,679)	(3,499)
Balance at the end	$ 5,148	$ 6,749